Revenue	12 Months Ended
Mar. 31, 2026
Revenue [abstract]
Revenue
18.
REVENUE
i)
Disaggregated revenue

	Successor	Successor	Successor	Predecessor
	For the year ended March 31, 2026	For the year ended March 31, 2025	For the period June 16, 2023 through March 31, 2024	For the period April 1 through June 15, 2023
	US$’000	US$’000	US$’000	US$’000
Revenue
Sale of oilfield equipment products
Specialty connectors and pipes	96,065	143,091	113,531	5,114
Surface wellhead and Christmas tree	10,869	8,675	6,750	3,017
	106,934	151,766	120,281	8,131
Rendering of premium threading and other ancillary services
Premium threading services	33,443	36,832	31,088	7,625
Other ancillary services	15,533	15,009	11,898	2,426
	48,976	51,841	42,986	10,051
	155,910	203,607	163,267	18,182

Timing of revenue recognition
Products transferred at a point in time	106,934	151,766	120,281	8,131
Services transferred at a point in time	48,976	51,841	42,986	10,051
	155,910	203,607	163,267	18,182
Revenue by geographic location
Saudi Arabia	91,761	141,084	112,015	3,544
Singapore	19,267	19,407	19,011	4,577
Malaysia	12,781	15,265	11,102	3,402
Thailand	13,308	11,399	7,603	2,367
Indonesia	15,677	13,555	11,154	3,740
Others	3,116	2,897	2,382	552
	155,910	203,607	163,267	18,182

ii)
Contract assets

Contract assets primarily relate to the Predecessor and the Successor’s right for consideration for work completed.

	Successor	Successor	Successor	Predecessor
	For the year ended March 31, 2026	For the year ended March 31, 2025	For the period June 16, 2023 through March 31, 2024	For the period April 1 through June 15, 2023
	US$’000	US$’000	US$’000	US$’000
Balance at beginning of period	983	1,730	225	1,364
Transferred to trade receivables	(983)	(1,730)	(225)	(1,364)
Recognized as revenue	1,732	983	1,730	225
Balance at end of period	1,732	983	1,730	225